Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	$ 1,959	$ 2,136
High-trigger loss-absorbing additional tier 1 capital instruments	9,882	11,052
Low-trigger loss-absorbing additional tier 1 capital instruments	1,189	2,425
UBS AG
Entity [Table]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	42,073	38,984
Senior unsecured debt other than TLAC	236	4,471
Subordinated bonds	13,838	13,840
High-trigger loss-absorbing additional tier 1 capital instruments	10,654	11,414
Low-trigger loss-absorbing additional tier 1 capital instruments	1,187	2,426
Total	$ 56,147	$ 57,295